Reverse Recapitalization	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization Disclosure [Abstract]
REVERSE RECAPITALIZATION
3.	Reverse Recapitalization

The Transaction

As discussed in Note 1, on October 15, 2020, the Company consummated the Transaction. In connection therewith, Merger Sub merged with and into Myjojo (Delaware), with Myjojo (Delaware) surviving the Transaction in accordance with the Delaware General Corporation Law. Upon consummation of the Transaction, Myjojo (Delaware) became a wholly owned subsidiary of Tattooed Chef, Inc. Further, the Company changed its name from Forum Merger II Corporation to Tattooed Chef, Inc.

The Transaction was accounted for as a reverse recapitalization in accordance with GAAP with Forum treated as the accounting acquiree and Myjojo (Delaware) treated as the accounting acquiror for financial reporting purposes.

Myjojo (Delaware) was determined to be the accounting acquirer based on the following predominant factors:

(i)	Myjojo (Delaware)’s stockholders have the largest portion of voting rights in the Company post-combination;

(ii)	the Board and Management of the post-combination company are primarily composed of individuals associated with Myjojo (Delaware);

(iii)	Myjojo (Delaware) was the larger entity based on historical operating activity, assets, revenues and employee base at the time of the Closing of the Transaction; and

(iv)	the on-going operations post-combination comprise those of Myjojo (Delaware).

The Restructuring

In connection with the Transaction, the following Restructuring transactions were consummated prior to, and as a condition to, the Closing, based on the Contribution Agreement dated June 11, 2020, entered into among Myjojo (Delaware), UMB, Pizzo and Salvatore Galletti:

(i)	UMB contributed all of its equity interests in Ittella International to Myjojo (Delaware) (Note 4) in exchange for 1,176 shares of Myjojo (Delaware) common stock. These shares were exchanged for 4,046,291 shares of Forum’s Class A common stock and cash of $9.00 million at the Closing Date;

(ii)	Pizzo contributed all of its 30% equity interests in Ittella Italy in exchange for one share of Class B special stock of Myjojo (Delaware). This share was exchanged for 1,500,000 shares of Forum’s Class A common stock and cash of $2.00 million at the Closing Date.

(iii)	Myjojo (Delaware) issued one share of Class A special stock to Myjojo (Delaware)’s Chief Operating Officer. In connection with the Transaction, this one share was exchanged for 500,000 shares of Forum’s Class A common stock with a fair value of $24.07 per share (total $12.04 million). In addition, the Chief Operating Officer received $1.00 million in cash at the Closing Date. The $13.04 million is included within operating expenses as compensation expense in the consolidated statements of income and comprehensive income (loss); and

(iv)	Salvatore Galletti transferred 165 shares of common stock of Myjojo (Delaware) to Project Lily, LLC, (“Project Lily”) a Delaware limited liability company controlled by Salvatore Galletti. At the Closing Date, the shares of Myjojo (Delaware) held by Salvatore Galletti and Project Lily were exchanged for 27,757,557 and 566,481 shares (a total of 28,324,038), respectively, of Forum’s Class A common stock. In addition, Salvatore Galletti and Project Lily received cash of $61.50 million and $1.50 million, respectively, at the Closing Date.

In summary, Myjojo (Delaware) stockholders received a total of 34,370,329 shares of Forum Class A common stock and $75.00 million in cash at the Closing date in connection with the Merger. The $75.00 million in cash was accounted for as a distribution of capital made to the sellers. Salvatore Galletti was the sole stockholder of Myjojo (Delaware) immediately prior to the Restructuring transaction. Therefore, the shares outstanding prior to consummation of the Transaction were retroactively adjusted to reflect the 28,324,038 shares received by Mr. Galletti and Project Lily established in the reverse recapitalization.

Upon Closing, (i) all shares of Class B common stock of Forum were reclassified to Class A common stock; and (ii) immediately following this reclassification, all shares of Class A common stock of Forum were reclassified to common stock of Tattooed Chef.

Holdback Shares

As part of the Merger Agreement, an additional 5,000,000 shares of Forum’s common stock (the “Holdback Shares”) were placed into escrow, to be released after the Closing to certain Myjojo (Delaware) stockholders upon satisfaction, within the first three years after the Closing, of the following conditions: (i) if the trading price of the Company’s common stock equals or exceeds $12.00 on any 20 trading days in any 30-day trading period (the “$12.00 Share Price Trigger”), then 2,500,000 additional Holdback Shares will be released to certain Myjojo (Delaware) stockholders or (ii) if the trading price of the Company’s common stock equals or exceeds $14.00 on any 20 trading days in any 30-day trading period (each of such $14.00 trigger and the $12.00 Share Price Trigger, a “Share Price Trigger”), then 2,500,000 Holdback Shares will be released to certain Myjojo (Delaware) stockholders. If a change in control occurs within the first three years after the Closing, all Holdback Shares not previously released will be released to certain Myjojo (Delaware) stockholders. If the conditions to release of the Holdback Shares are not satisfied within the first three years of Closing, the Holdback Shares are forfeited. On November 16, 2020, both Share Price Trigger events for the issuance of the Holdback Shares occurred and, accordingly, the Company released from the escrow and delivered the 5,000,000 Holdback Shares to the Myjojo (Delaware) stockholders (other than Pizzo and Myjojo (Delaware)’s Chief Operating Officer).

Sponsor Earnout Shares

In accordance with the Sponsor Earnout Letter entered into by and among Forum Investor II, LLC (the “Sponsor”), Forum and the Holder Representative, the Sponsor agreed that at the Closing, the Sponsor placed 2,500,000 Founder Shares (as that term is defined in the Sponsor Earnout Letter) held by it (the “Sponsor Earnout Shares”) into escrow. The vesting, release and forfeiture terms of the Sponsor Earnout Shares are the same as the vesting, release and forfeiture terms applicable to the Holdback Shares, with 50% of the Sponsor Earnout Shares vesting at each Share Price Trigger, and all Sponsor Earnout Shares released if a change of control occurs, in each case, within the first three years after the Closing. If the conditions to the release of any Sponsor Earnout Shares are not satisfied on or prior to the date that it is finally determined that the Myjojo (Delaware) stockholders are not entitled to or eligible to receive any further Holdback Releases (as that term is defined in the Sponsor Earnout Letter) pursuant to the Merger Agreement, the Sponsor Earnout Shares will be forfeited by the Sponsor after such date, and returned to the Company for immediate cancellation. In November 2020, both Share Price Trigger events for the issuance of the Holdback Shares occurred and, accordingly, the Company released from the escrow and returned the 2,500,000 Sponsor Earnout Shares to the Sponsor.

The multiple settlement provisions of the Holdback Shares and Sponsor Earnout Shares constitute derivative instruments under ASC 815, which must be classified as asset or liability instruments at their fair value at the Closing date, and subsequently remeasured with changes in fair value recognized in earnings. At the Closing date, the fair value of the contingent consideration relating to the Holdback Shares amounted to $120.35 million. The derivative liability was remeasured with changes in fair value recognized in earnings of $37.20 million upon release of the Holdback Shares to the certain stockholders in November 2020. The fair value of the Sponsor Earnout Shares was $0 at the Closing date and $0 upon the release date. Refer to Note 11 – Fair Value Measurements.

Transaction Costs

Direct and incremental transaction costs related to the Transaction of $9.40 million (before tax) are treated as a reduction of the cash proceeds and are deducted from the Company’s additional paid-in capital on October 15, 2020.

Net Cash Contributions from Reverse Recapitalization

The following table reconciles the elements of the Reverse Recapitalization to the consolidated statement of cash flows for the year ended December 31, 2020 (amounts in thousands):

Cash held in the Trust Account	$207,416
Less: Forum transaction costs and advisory fees	(21,249)
Add: Transaction costs recognized in additional paid-in capital, net of tax	7,227
Less: Transaction costs paid after the Closing Date	(6,200)
Net cash contributions from Reverse Recapitalization	$187,194